REPUBLIC FUNDS
                      REPUBLIC NEW YORK TAX-FREE BOND FUND
                               REPUBLIC BOND FUND
                              REPUBLIC EQUITY FUND
                          REPUBLIC OVERSEAS EQUITY FUND
                            REPUBLIC OPPORTUNITY FUND

                          Supplement dated May 15, 2000
             to the Prospectus dated February 29, 2000 for the Funds

     The Board of Trustees of Republic New York Tax-Free Bond Fund and Republic Bond Fund (the "Income Funds"), Republic Equity Fund, Republic Overseas Equity Fund, and Republic Opportunity Fund (the "Equity Funds," together with the Income Funds, the "Funds") has approved new sales charges for the Class A shares of the Funds and the Class B shares of the Income Funds. Effective June 1, 2000, the maximum sales charge for the Class A shares of the Income Funds will be 4.75%, the maximum sales charge for the Class A shares of the Equity Funds will be 5.00%, and the maximum deferred sales charge for the Class B shares of the Incomes Funds will be 4.00%. Purchases of additional shares of the Funds by persons who were shareholders of the Funds as of June 1, 2000 shall not be subject to the new sales charges, but rather shall be subject to the sales charges in effect prior to June 1, 2000.

     To reflect these new sales charges,  the following  changes are made to the
Prospectus:

     1. References to the maximum sales charge (load) for the Class A shares of the Funds and the maximum deferred sales charge (load) for the Class B shares of the Income Funds on pages 8, 15, 22, 29 and 36 of the Prospectus are modified accordingly.

     2. The Examples provided for the Class A shares of the Funds and the Class B shares of the Income Funds on pages 9, 16, 23, 30 and 37 of the Prospectus are modified as set forth in the table below. Other entries in the Examples remain unchanged.

The Income Funds
------------------------- ------------ ------------- -------------- ---------
Republic New York         1 Year       3 Years       5 Years        10 Years
Tax-Free Bond Fund
------------------------- ------------ ------------- -------------- ---------
Class A Shares            $567         $814          $1,080         $1,839
------------------------- ------------ ------------- -------------- ---------
Class B Shares            $573         $788          $1,029         $1,881
(Assuming Redemption)
------------------------- ------------ ------------- -------------- ---------
Class B Shares            $173         $588          $1,029         $1,881
(Assuming No Redemption)
------------------------- ------------ ------------- -------------- ---------
Republic Bond Fund        1 Year       3 Years       5 Years        10 Years
------------------------- ------------ ------------- -------------- ---------
Class A Shares            $582         $1,121        $1,685         $3,216
------------------------- ------------ ------------- -------------- ---------
Class B Shares            $588         $1,103        $1,640         $3,262
(Assuming Redemption)
------------------------- ------------ ------------- -------------- ---------
Class B Shares            $188         $903          $1,640         $3,262
(Assuming No Redemption)
------------------------- ------------ ------------- -------------- ---------

The Equity Funds
------------------------- ------------ ------------- -------------- ---------
Republic Equity Fund      1 Year       3 Years       5 Years        10 Years
------------------------- ------------ ------------- -------------- ---------
Class A Shares            $591         $785          $994           $1,597
------------------------- ------------ ------------- -------------- ---------
Republic Overseas         1 Year       3 Years       5 Years        10 Years
Equity Fund
------------------------- ------------ ------------- -------------- ---------
Class A Shares            $682         $1,064        $1,470         $2,601
------------------------- ------------ ------------- -------------- ---------
Republic Opportunity      1 Year       3 Years       5 Years        10 Years
Fund
------------------------- ------------ ------------- -------------- ---------
Class A Shares            $659         $994          $1,352         $2,357
------------------------- ------------ ------------- -------------- ---------


     3. The Sales Charge (Load) tables on pages 63 and 64 of the Prospectus are modified as set forth below. Other portions of those tables remain unchanged.

The Income Funds
----------------------- ---------------------------------- ---------------------


                                 Class A Shares               Class B Shares

                        Percentage of       Percentage of
Sales Charge (Load)     Offering Price         Investment

----------------------- ---------------------------------- ---------------------
Less than $50,000        4.75%                      4.99%  No front-end sales
                                                           charge.
----------------------- ---------------------------------- ---------------------
$50,000 but less         4.25%                      4.44%  A contingent sales
than $100,000                                              charge
----------------------- ---------------------------------- ---------------------
$100,000 but less        3.50%                      3.63%  (CDSC) may be imposed
than $250,000
----------------------- ---------------------------------- ---------------------
$250,000 but less        2.50%                      2.56%  on shares redeemed
than $500,000                                              within
----------------------- ---------------------------------- ---------------------
$500,000                 2.00%                      2.04%  four years after
                                                           purchase.
----------------------- ---------------------------------- ---------------------
$500,000 and over        1.00%                      1.01%  Shares automatically
                                                           convert to Class A
                                                           Shares after 6 years.
----------------------- ---------------------------------- ---------------------

The Equity Funds
----------------------- ---------------------------------- ---------------------

                                   Class A Shares               Class B Shares

                          Percentage of       Percentage of
Sales Charge (Load)       Offering Price         Investment

------------------------- ---------------------------------- -------------------
Less than $50,000          5.00%                      5.26%          No Change
------------------------- ---------------------------------- -------------------
$50,000 but less           4.50%                      4.71%
than $100,000
------------------------- ---------------------------------- -------------------
$100,000 but less          3.75%                      3.90%
than $250,000
------------------------- ---------------------------------- -------------------
$250,000 but less          2.50%                      2.56%
than $500,000
------------------------- ---------------------------------- -------------------
$500,000                   2.00%                      2.04%
------------------------- ---------------------------------- -------------------
$500,000 and over          1.00%                      1.01%
------------------------- ---------------------------------- -------------------


     4. The table describing the CDSC for Class B shares of the Income Funds on page 67 of the Prospectus shall be amended in its entirety to read as follows:

--------------------------------- ----------------------------------------------
Years Since Purchase              CDSC as a % of Dollar Amount Subject to Charge
--------------------------------- ----------------------------------------------
0-1                               4.00%
--------------------------------- ----------------------------------------------

1-2                               3.00%
--------------------------------- ----------------------------------------------
2-3                               2.00%
--------------------------------- ----------------------------------------------
3-4                               1.00%
--------------------------------- ----------------------------------------------
more than 4                       None
--------------------------------- ----------------------------------------------

     5. The first bullet point paragraph of the section "Conversion Feature -- Class B Shares" on page 68 of the Prospectus shall be amended in its entirety to read as follows:

     "Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased."